CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 640.8	$ 602.5
Share-based payments	18.9	13.4
Other	15.1	30.7
Total employee benefits expense	$ 674.8	$ 646.6